CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended
	Oct. 31, 2017	Oct. 17, 2017
Principal Amount of Convertible Note		$ 445,000
Amount of Note Borrowed	$ 225,000
Note Due Date	Jul. 17, 2018
Interest Rate	10.00%
Debt Discount		25,000
Debt Discount Amortized		$ 10,754
Conversion price per share		$ 0.25
Note holder warrants received common stock purchase value	225,000
Valuation 1
Exercise Price	$ 0.25
Stock price on date of grant	$ 0.12
Expected Dividend Yield	$ 0
Expected Volatilty	25150.00%
Risk Free Interest Rate for Notes	125.00%
Risk Free Interest Rate for Warrants	$ 1.97
Term for notes payable	9 months
Term for Warrants	5 years
Derivative Liability recorded as debt discount	$ 168,573
Valuation 2
Exercise Price	$ 0.25
Stock price on date of grant	$ 0.043
Expected Dividend Yield	$ 0
Expected Volatilty	25150.00%
Risk Free Interest Rate for Notes	128.00%
Risk Free Interest Rate for Warrants	$ 2.01
Term for notes payable	9 months
Term for Warrants	5 years
Derivative Liability recorded as debt discount	$ 49,756
Change in Derivative Liability	$ 118,817